Other Non-Current Assets - Additional Information (Detail) $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets, net of allowance for credit losses	¥ 2,900,000	$ 400	¥ 0